RELATED PARTY TRANSACTIONS - Disclosure of expenses related to key management personnel (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of transactions between related parties [abstract]
Professional fees	$ 144,000	$ 87,074	$ 22,575
Research and development	572,700	772,596	26,777
Consulting fees	174,215	0	0
Share-based compensation included in directors' compensation	99,438	136,612	0
Share-based compensation included in professional fees	0	23,126	0
Share-based compensation included in research and development	123,052	236,652	161,300
Total expenses related to key management personnel	$ 1,113,405	$ 1,256,060	$ 210,652